Business Acquisitions - Summary of Fair Values of Assets and Liabilities Acquired (Parenthetical) (Detail) - $ / shares		1 Months Ended
	Jul. 17, 2015	Jun. 30, 2015
CDE
Business Acquisition [Line Items]
Stock issued	1,651,264
Share price	$ 9
Polymed
Business Acquisition [Line Items]
Stock issued		1,538,464
Share price		$ 7.50